Accumulated Other Comprehensive Income	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Accumulated Other Comprehensive Income

13. Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income include changes in fair value of derivative instruments qualifying as cash flow hedges and foreign currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

In thousands	July 31, 2013	October 31, 2012
Foreign currency translation adjustment	$73,590	$80,656
Gain on cash flow hedges	2,069	5,756

	$75,659	$86,412

Note 11—Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income include changes in fair value of derivative instruments qualifying as cash flow hedges and foreign currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

	October 31,
In thousands	2012	2011
Foreign currency translation adjustment	$80,656	$124,230
Gain/(loss) on cash flow hedges	5,756	(8,103)

	$86,412	$116,127